Vanguard® Diversified Equity Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard U.S. Growth Fund Investor Shares	14,121,566	800,552
Vanguard Growth and Income Fund Investor Shares	9,145,725	557,706
Vanguard Windsor Fund Investor Shares	22,691,247	548,901
Vanguard Windsor II Fund Investor Shares	9,351,748	419,332
Vanguard Explorer Fund Investor Shares	2,269,951	260,885
Vanguard Mid-Cap Growth Fund	5,236,260	123,681
Total Investments (100.0%) (Cost $1,778,637)		2,711,057
Other Assets and Liabilities—Net (0.0%)		805
Net Assets (100%)		2,711,862
Cost is in $000.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At January 31, 2022, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2022 Market Value ($000)
Vanguard Explorer Fund	295,430	39,796	1,191	46	(73,196)	540	39,256	260,885
Vanguard Growth and Income Fund	596,559	77,422	35,958	2,377	(82,694)	3,468	73,955	557,706
Vanguard Market Liquidity Fund	145	NA1	NA1	—	—	—	—	—
Vanguard Mid-Cap Growth Fund	147,655	36,716	—	—	(60,690)	18	35,761	123,681
Vanguard U.S. Growth Fund	893,949	160,557	1,049	11	(252,916)	15	100,709	800,552
Vanguard Windsor Fund	587,802	62,483	58,200	390	(43,574)	4,024	54,102	548,901
Vanguard Windsor II Fund	442,795	31,224	21,964	194	(32,917)	2,635	28,071	419,332
Total	2,964,335	408,198	118,362	3,018	(545,987)	10,700	331,854	2,711,057
1	Not applicable—purchases and sales are for temporary cash investment purposes.